Financial Assets and Financial Liabilities_Sensitivity Analysis Of Changes In Unobservable Inputs Assets(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Recognition in profit or loss
Favorable changes		₩ 62,274		₩ 36,396
Unfavorable changes		(54,250)		(38,497)
Other comprehensive income
Favorable changes		165,626		127,121
Unfavorable changes		(88,894)		(71,447)
Due from financial institutions
Recognition in profit or loss
Favorable changes	[1]	4
Unfavorable changes	[1]	(2)
Other comprehensive income
Favorable changes	[1]	32
Unfavorable changes	[1]	₩ (47)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Debt securities
Recognition in profit or loss
Favorable changes	[1],[2]	₩ 20,261
Unfavorable changes	[1],[2]	(17,885)
Other comprehensive income
Favorable changes	[1],[2]	2,183
Unfavorable changes	[1],[2]	₩ (2,097)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%. Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).
Equity securities
Recognition in profit or loss
Favorable changes	[1],[3]	₩ 14,241
Unfavorable changes	[1],[3]	(10,162)
Other comprehensive income
Favorable changes	[1],[3]	848
Unfavorable changes	[1],[3]	₩ (656)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%. For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate, or liquidation value (-1~1%) and discount rate.
Loans
Recognition in profit or loss
Favorable changes	[1]	₩ 129
Unfavorable changes	[1]	(46)
Other comprehensive income
Favorable changes	[1]	0
Unfavorable changes	[1]	₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Debt securities
Recognition in profit or loss
Favorable changes	[4]			3,220
Unfavorable changes	[4]			(2,563)
Other comprehensive income
Favorable changes	[4]			0
Unfavorable changes	[4]			₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets				For financial assets designated at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Equity securities
Recognition in profit or loss
Favorable changes	[4]			₩ 654
Unfavorable changes	[4]			(626)
Other comprehensive income
Favorable changes	[4]			0
Unfavorable changes	[4]			₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets				For financial assets designated at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Derivative linked securities
Recognition in profit or loss
Favorable changes	[4]			₩ 6,906
Unfavorable changes	[4]			(6,820)
Other comprehensive income
Favorable changes	[4]			0
Unfavorable changes	[4]			₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets				For financial assets designated at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Derivatives held for trading
Recognition in profit or loss
Favorable changes		₩ 27,639	[5]	₩ 25,616	[6]
Unfavorable changes		(26,155)	[5]	(28,488)	[6]
Other comprehensive income
Favorable changes		0	[5]	0	[6]
Unfavorable changes		₩ 0	[5]	₩ 0	[6]
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate increase or decrease by 10% and the loss given default ratio, discount rate increase or decrease by 1%		For stock and index-related derivatives, the changes in fair value are calculated by shifting principal unobservable input parameters such as the correlation of rates of return on stocks and the volatility of the underlying asset increase or decrease by 10%. For currency-related derivatives, the changes in fair value are calculated by shifting the unobservable input parameters, such as the loss given default ratio increase or decrease by 1%. For interest rate-related derivatives, the correlation of the interest rates or the volatility of the underlying asset is shifted increase or decrease by 10% to calculate the fair value changes.
Equity securities
Recognition in profit or loss
Favorable changes	[3]	₩ 0
Unfavorable changes	[3]	0
Other comprehensive income
Favorable changes	[3]	162,563
Unfavorable changes	[3]	₩ (86,094)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets		For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate, or liquidation value (-1~1%) and discount rate.
Debt securities
Recognition in profit or loss
Favorable changes	[7]			₩ 0
Unfavorable changes	[7]			0
Other comprehensive income
Favorable changes	[7]			205
Unfavorable changes	[7]			₩ (51)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets				For debt securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, discount rate increase or decrease by 1%.
Equity securities
Recognition in profit or loss
Favorable changes	[8]			₩ 0
Unfavorable changes	[8]			0
Other comprehensive income
Favorable changes	[8]			126,916
Unfavorable changes	[8]			₩ (71,396)
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Assets				For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between growth rate (0~0.5%) and discount rate, liquidation value (-1~1%) and discount rate, or recovery rate of receivables' acquisition cost (-1~1%). Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).

[1]	For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
[2]	Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).
[3]	For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~2.2%) and discount rate, or liquidation value (-1~1%) and discount rate.
[4]	For financial assets designated at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
[5]	For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate increase or decrease by 10% and the loss given default ratio, discount rate increase or decrease by 1%
[6]	For stock and index-related derivatives, the changes in fair value are calculated by shifting principal unobservable input parameters such as the correlation of rates of return on stocks and the volatility of the underlying asset increase or decrease by 10%. For currency-related derivatives, the changes in fair value are calculated by shifting the unobservable input parameters, such as the loss given default ratio increase or decrease by 1%. For interest rate-related derivatives, the correlation of the interest rates or the volatility of the underlying asset is shifted increase or decrease by 10% to calculate the fair value changes.
[7]	For debt securities, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, discount rate increase or decrease by 1%.
[8]	For equity securities, the changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between growth rate (0~0.5%) and discount rate, liquidation value (-1~1%) and discount rate, or recovery rate of receivables' acquisition cost (-1~1%). Sensitivity of fair values to unobservable parameters of private equity fund is practically impossible, but in the case of equity fund composed of real estates, the changes in fair value are calculated by shifting correlation between discount rate (-1~1%) and volatilities of real estate price (-1~1%).